Share-based Compensation - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation				$ 1,575,029	$ 356,549
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares, granted				472,220	3,971,453
Share-based compensation				$ 1,575,029	$ 356,549	$ 0
Unrecognized compensation expenses				$ 3,785,259
Restricted Stock Units (RSUs) | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Period for recognition				9 months
Restricted Stock Units (RSUs) | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Period for recognition				6 years 3 months 7 days
Restricted Stock Units (RSUs) | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 209,764
Service Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation, award vesting period				4 years
Stock based compensation, award vesting description				one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Valid and effective term		10 years
2018 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares, granted		3,971,453	472,220
2018 Plan | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares initially reserved for issuance		11,386,410